Dividends (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Payment of Dividends

The Group paid dividends during the year ended December 31, 2018 and 2017, based on the retained earnings as of December 31, 2017 and 2016, respectively:

	December 31, 2018	December 31, 2017
Dividend - Ordinary shared	$23,433	$16,942
Dividend - Preferred shared	12,075	8,730

Total	$35,508	$25,672

Summary of Dividends Paid to Minority Shareholding

During the year ended December 31, 2018, the subsidiaries with minority interest, declared dividends as follows:

	December 31, 2018			December 31, 2017
Subsidiaries	Minority Interest	AVH Participation	Total Dividends	Minority Interest	AVH Participation	Total Dividends
LifeMiles Ltd (1)	$61,500	$143,500	$205,000	$127,001	$296,335	$423,336
Turbo Prop Leasing Corp	596	1,265	1,861	—	—	—
Aerotaxis La Costeña S.A	—	—	—	3,000	6,377	9,377

Total	$62,096	$144,765	$206,861	$130,001	$302,712	$432,713